Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
Schedule of Relationships with Related Parties	Relationships with related parties
Name	Relationship
Mr. Shek Kin Pong	Chairman and Executive Director and Controlling Shareholder of the Company

Schedule of Amount Due to a Director

Amount due to a director consist of the following:

		As of
Name	Nature	December 31, 2025	June 30, 2026
		US$	US$
Mr. Shek Kin Pong	Fund transfer	(319,688)	(694,813)
		(319,688)	(694,813)

The Company does not have significant related party transactions incurred during the six months ended June 30, 2025 and 2026 except for the following:

		Six months ended June 30,
Name	Nature	2025	2026
Mr. Shek Kin Pong	Acquisition of Wching SZ	—	14,530

Schedule of Remuneration to Senior Management

Remuneration to senior management for the six months ended June 30, 2025 and 2026 were:

	Six months ended June 30,
	2025	2026
	US$	US$
Salaries and other short term employee benefits	163,997	16,871
Payments to defined contribution pension schemes	2,310	767
Share-based payment	880,000	—
Total	1,046,307	17,638